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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                -----------------

                                    Form 13F
                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 09/30/2002

Check here if Amendment [  ]; Amendment Number:

This Amendment (Check only one.):       [_] is a restatement.
                                        [_] adds new holdings entries.

              Institutional Investment Manager Filing this Report:

                            Name: City Capital, Inc.
                         Address: 1100 Peachtree Street
                                   Suite 1500
                                Atlanta, GA 30309
                          Form 13F File Number: 28-3050

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         The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

           Person Signing this Report on Behalf of Reporting Manager:
                              Name: Willis P. Dobbs
                                Title: President
                               Phone: 404-874-1110
                     Signature, Place, and Date of Signing:

    /s/ Willis P. Dobbs          Atlanta, GA USA              10/29/02

                                -----------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

    List of Other Managers Reporting for this Manager:

    [If there are no entries in this list, omit this section.]


Form 13F File Number                      Name
28-
[Repeat as necessary.]

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                               CITY CAPITAL, INC.

                                    FORM 13F
                               September 30, 2002

                                                                                                        Voting Authority
                                                                                                       -----------------
                                                       Value     Shares/   Sh/ Put/ Invstmt  Other
Name of Issuer               Title of class   CUSIP   (x$1000)   Prn Amt   Prn Call Dscretn Managers    Sole   Shared None
--------------               -------------- --------- -------- ----------- --- ---- ------- -------- --------- ------ ----

ALLEGIANCE TELECOM INC               COM    01747T102       13       15320 SH         Sole              15320
BANK ONE CORP COM                    COM    06423a103      366        9787 SH         Sole               9787
BB&T CORP                            COM    054937107      103        2928 SH         Sole               2928
BERKSHIRE HATHAWAY CL B              COM    846702074     4967        2015 SH         Sole               2015
CAPITAL ONE FINANCIAL CORP           COM    14040h105     4340  124280.747 SH         Sole           124280.7
CENDANT CORPORATION                  COM    151313103      680       63210 SH         Sole              63210
CHARLES SCHWAB CORP NEW              COM    808513105      283       32480 SH         Sole              32480
CHOICEPOINT INC                      COM    170388102     1417       39766 SH         Sole              39766
CHUBB CORP                           COM    171232101      172        3140 SH         Sole               3140
CINTAS                               COM    172908105     3945       94113 SH         Sole              94113
COCA COLA CO                         COM    191216100     5585 116458.7996 SH         Sole           116458.8
COLONIAL BANCGROUP INC               COM    195493309      198       16000 SH         Sole              16000
DELL COMPUTER CORP                   COM    247025109     1798       76460 SH         Sole              76460
EXXON MOBIL CORP                     COM    30231G102     2166       67905 SH         Sole              67905
FAIR ISAAC AND COMPANY INC           COM    303250104      914       27945 SH         Sole              27945
FIDELITY NATIONAL CORP               COM    316320100      200       22500 SH         Sole              22500
FOREST LABS CL A                     COM    345838106     3567       43491 SH         Sole              43491
GENERAL ELECTRIC CO                  COM    369604103      338       13700 SH         Sole              13700
HANCOCK HOLDING COMPANY              COM    410120109      292        6225 SH         Sole               6225
HOME DEPOT                           COM    437076102     2266   86825.681 SH         Sole           86825.68
INTEL CORP                           COM    458140100      410  29492.2629 SH         Sole           29492.26
INTUIT INC                           COM    461202103     1309       28760 SH         Sole              28760
JEFFERSON PILOT CORP                 COM    475070108     4251      106010 SH         Sole             106010
JOHNSON & JOHNSON                    COM    478160104     5909  109268.494 SH         Sole           109268.5
KING PHARMACEUTICALS INC             COM    495582108      856       47117 SH         Sole              47117
LILLY ELI & CO                       COM    532457108     1388       25082 SH         Sole              25082
M&T BANK CORPORATION                 COM    55261f104     4214       53470 SH         Sole              53470


                               CITY CAPITAL, INC.

                                    FORM 13F
                               September 30, 2002

                                                                                                        Voting Authority
                                                                                                       -----------------
                                                       Value     Shares/   Sh/ Put/ Invstmt  Other
Name of Issuer               Title of class   CUSIP   (x$1000)   Prn Amt   Prn Call Dscretn Managers    Sole   Shared None
--------------               -------------- --------- -------- ----------- --- ---- ------- -------- --------- ------ ----

MBNA CORP COM                        COM    55262l100      206       11190 SH         Sole              11190
MEDTRONIC INC.                       COM    585055106     5152  122306.111 SH         Sole           122306.1
MERCK & CO INC                       COM    589331107     4098       89644 SH         Sole              89644
MICROSOFT                            COM    594918104     3281       75007 SH         Sole              75007
NORTH FORK BANCORPORATION, INC       COM    659424105     2305       60920 SH         Sole              60920
NORTHERN TRUST CORP                  COM    665859104     2274       60285 SH         Sole              60285
PAYCHEX INC                          COM    704326107     3501  144270.949 SH         Sole           144270.9
PEPSICO INC.                         COM    713448108     2983       80733 SH         Sole              80733
PFIZER INC                           COM    717081103      368   12663.724 SH         Sole           12663.72
PHILIP MORRIS COS INC                COM    718154107     2346       60463 SH         Sole              60463
STRYKER CORP                         COM    863667101     2220       38550 SH         Sole              38550
SUNTRUST BANKS INC                   COM    867914103     4115    66933.11 SH         Sole           66933.11
SYNOVUS FINANCIAL CORP               COM    87161C105     3420      165868 SH         Sole             165868
TOTAL SYSTEMS SERVICES INC           COM    891906109     2904      220850 SH         Sole             220850
WACHOVIA CORPORATION                 COM    929903102       61        1854 SH         Sole               1854
WAL MART STORES INC                  COM    931142103     4476       90905 SH         Sole              90905
SSGA S&P 500 INDEX FUND #338                784924888     1422  105748.021 SH         Sole             105748
COCA COLA CO                                191216100      529       11030 SH         Sole              11030
EXXON MOBIL CORP                            302290101      380       11920 SH         Sole              11920
PARKER HANNIFIN CORP                        701094104      388       10148 SH         Sole              10148
STATE STREET CORP                           857477103      247        6400 SH         Sole               6400
REPORT SUMMARY             48 DATA RECORDS               98624             0  OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED
